Due To Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes
Due To Related Party

4 –DUE TO RELATED PARTY

On December 1, 2012, the Company entered into a promissory note agreement with Access the USA (“AUSA”), a related party entity through common ownership.  Under the terms of the agreement, any borrowings are due on demand and accrue interest at 5% per annum starting on January 1, 2013.  As of June 30, 2014, AUSA had advanced the Company an aggregate total of $865,000 to fund the project with Comanche.

On June 21, 2013, the Company entered into a credit agreement with Orion Oil and Gas I LP (“Orion I”), a related party entity through common ownership.  Under the terms of the agreement, loans may be made to the Company in the aggregate maximum principal amount of $7,500,000; which accrue interest at 5% per annum commencing on June 21, 2013.

On June 21, 2013, the Company borrowed $1,500,000 and entered into a promissory note agreement with Orion Oil and Gas I LP (“Orion I”), a related party entity through common ownership. Under the terms of the agreement, $1,500,000 is due on demand and accrues interest at 5% per annum starting on June 21, 2013.

On September 3, 2013, the Company borrowed $500,000 and entered into a promissory note agreement with Orion Oil and Gas I LP (“Orion I”), a related party entity through common ownership. Under the terms of the agreement, $500,000 is due on demand and accrues interest at 5% per annum starting on September 3, 2013.

On December 13, 2013, the Company borrowed $1,000,000 and entered into a promissory note agreement with Orion Oil and Gas I LP (“Orion I”), a related party entity through common ownership. Under the terms of the agreement, $1,000,000 is due on demand and accrues interest at 5% per annum starting on December 13, 2013.

On December 31, 2013, the Company borrowed $1,000,000 and entered into a promissory note agreement with Orion Oil and Gas I LP (“Orion I”), a related party entity through common ownership. Under the terms of the agreement, $1,000,000 is due on demand and accrues interest at 5% per annum starting on December 31, 2013.

As of June 30, 2014, Orion I had advanced the Company an aggregate total of $4,000,000 to fund the project with Comanche.

As of June 30, 2014, the Company has accrued interest payable of $61,105 and $149,452 payable to Access the USA, LLC and Orion Oil & Gas I, LLP.

NOTE 4 – DUE TO RELATED PARTY

On December 1, 2012, the Company entered into a promissory note agreement with Access the USA (“AUSA”), a related party entity through common ownership.  Under the terms of the agreement, any borrowings are due on demand and accrue interest at 5% per annum starting on January 1, 2013.  As of December 31, 2013, AUSA had advanced the Company an aggregate total of $695,000 to fund the project with Comanche.

On June 21, 2013, the Company entered into a credit agreement with Orion Oil and Gas I LP (“Orion I”), a related party entity through common ownership.  Under the terms of the agreement, loans may be made to the Company in the aggregate maximum principal amount of $7,500,000; which accrue interest at 5% per annum commencing on June 21, 2013.  As of December 31, 2013, the outstanding principle balance under the credit agreement was $1,500,000.

On September 3, 2013, the Company borrowed $500,000 and entered into a promissory note agreement with Orion Oil and Gas I LP (“Orion I”), a related party entity through common ownership. Under the terms of the agreement, $500,000 is due on demand and accrues interest at 5% per annum starting on September 3, 2013.

On December 13, 2013, the Company borrowed $1,000,000 and entered into a promissory note agreement with Orion Oil and Gas I LP (“Orion I”), a related party entity through common ownership. Under the terms of the agreement, $1,000,000 is due on demand and accrues interest at 5% per annum starting on December 13, 2013.

On December 31, 2013, the Company borrowed $1,000,000 and entered into a promissory note agreement with Orion Oil and Gas I LP (“Orion I”), a related party entity through common ownership. Under the terms of the agreement, $1,000,000 is due on demand and accrues interest at 5% per annum starting on December 31, 2013.

As of December 31, 2013, Orion I had advanced the Company an aggregate total of $3,000,000 to fund the project with Comanche.